Related-party transactions	12 Months Ended
Dec. 31, 2020
Related-party transactions
Related party transactions

47. Related-party transactions

Transactions with related parties

The parties related to the Bank are deemed to include, in addition to its subsidiaries, associated and jointly controlled entities, the Bank’s key management personnel (the member of its Board of Directors, executive officers and other key management personnel, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

The Bank also considers the companies that are part of Banco Santander (Spain).

To facilitate comprehension, the information is divided into the following categories:

Ultimate Parent Company

This category includes balances with Banco Santander (Spain).

Santander Group Companies

This category includes all the companies that are controlled by Banco Santander (Spain) around the world, and hence, it includes the companies over which the Bank exercises any degree of control.

The information related to directors, executive officers and other key management personnel is detailed in Note 5.

	12/31/2019		12/31/2020
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

ASSETS:
Financial assets at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	60,737	—	109,651	—
Banco Santander (Chile)	—	138	—	154
Other	—	—	—	—
Other financial assets at fair value through profit or loss -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	—	—	—	—
Loans and advances to customers -
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	1,915	—	1,458
Financial assets at amortized cost -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	11,334	—	26,415	—
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	2,204	—	2,337
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	1,687	—	882
Key management personnel	—	2,992	—	5,507
Other intangible assets -
Of which -
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	809	—	701
Santander Back-Offices Globales Mayoristas, S.A.	—	78	—	78
Santander Brasil Tecnologia, S.A (formerly, Isban Brasil, S.A.)	—	11	—	11
Other assets -
Of which -
Santander Digital Assets, S.L.	—	53	—	—
Zurich Santander Seguros México, S.A.	—	1,278	—	1,285
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	—	—	310
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	163	—	171
Other	—	65	—	94

	12/31/2019		12/31/2020
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

LIABILITIES AND EQUITY:
Financial liabilities at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	51,998	—	111,873	—
Banco Santander International	—	—	—	—
Other	—	—	—	—
Other financial liabilities at fair value through profit or loss -
Customer deposits - Repurchase agreements
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	5,010	—	4,065
Other	—	18	—	53
Financial liabilities at amortized cost -
Deposits from credit institutions -
Of which -
Banco Santander, S.A. (Spain)	10,598	—	1,447	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	394
Santander Bank, National Association	—	—	—	63
Banco Santander (Brazil)	—	213	—	107
Other	—	84	—	16
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	26,987	—	—	—
Customer deposits -
Of which-
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	73	—	99
Grupo Financiero Santander México, S.A. de C.V.	—	18	—	55
Santander Global Facilities, S.A. de C.V.	—	411	—	1,475
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	35	—	26
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	445	—	323
Santander Capital Structuring, S.A. de C.V.	—	217	—	632
Other(*)	—	1,057	—	6,187
Marketable debt securities -
Of which -
Banco Santander, S.A. (Spain)	930	—	978	—
Other	—	29	—	73
Other financial liabilities -
Of which -
Banco Santander, S.A. (Spain)	656	—	717	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	90	—	39
Santander Global Facilities, S.A. de C.V.	—	493	—	542
Other	—	61	—	46
Other liabilities -
Of which -
Banco S3 México, S.A., Institución de Banca Múltiple	—	58	—	1
Santander Back-offices Globales Mayorista, S.A.	—	16	—	13
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	972	—	1,185
Other	—	11	—	82

(*)As of December 31, 2019 and 2020, includes 940 million pesos and 5,883 million pesos, respectively, related to key management personnel transactions.

	2018		2019		2020
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

INCOME STATEMENT:
Interest income -
Of which -
Banco Santander, S.A. (Spain)	144	—	22	—	1	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	107	—	112	—	84
Casa de Bolsa Santander, S.A. de C.V.	—	127	—	91	—	41
Santander Capital Structuring, S.A. de C.V.	—	120	—	164	—	176
Other	—	1	—	1	—	2
Interest expenses and similar charges -
Of which -
Banco Santander, S.A. (Spain)	1,765	—	1,536	—	1,310	—
Casa de Bolsa Santander, S.A. de C.V.	—	1,824	—	669	—	304
Banco S3 México, S.A., Institución de Banca Múltiple	—	44	—	37	—	41
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	7	—	—	—	—
Santander Global Facilities, S.A. de C.V.	—	32	—	38	—	52
Other	—	45	—	39	—	30
Fee and commission income -
Of which -
Banco Santander, S.A. (Spain)	6	—	12	—	8	—
Santander Investment Securities Inc.	—	6	—	—	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	292	—	115	—	55
Zurich Santander Seguros México, S.A.	—	4,645	—	4,986	—	4,031
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	1,564	—	1,567	—	1,608
Other	—	—	—	39	—	25
Fee and commission expense-
Of which -
Banco Santander, S.A. (Spain)	2	—	2	—	2	—
Santander Global Facilities, S.A. de C.V.	—	—	—	161	—	135
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	60	—	105	—	110
Casa de Bolsa Santander, S.A. de C.V.	—	—	—	31	—	34
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	16	—	14	—	17
Other	—	8	—	—	—	—
Gains/(losses) on financial assets and liabilities (net) -
Of which -
Banco Santander, S.A. (Spain)	2,145	—	(19,135)	—	(24,086)	—
Banco Santander (Chile)	—	—	—	134	—	(26)
Abbey National Treasury Services plc.	—	56	—	—	—	—
Other	—	19	—	12	—	(20)
Other operating income
Of which -
Santander Global Facilities, S.A. de C.V.	—	44	—	37	—	20
Santander Digital Assets, S.L.	—	—	—	62	—	22
Casa de Bolsa Santander, S.A. de C.V.	—	113	—	53	—	55
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	62	—	69	—	79
Other	—	29	—	44	—	37

Administrative expenses -
Of which -
Banco Santander, S.A. (Spain)	335	—	398	—	464	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	1,804	—	2,147	—	2,875
Santander Global Facilities, S.A. de C.V.	—	517	—	368	—	446
Gesban México Servicios Administrativos Globales, S.A. de C.V.	—	54	—	59	—	55
Santander Back-offices Globales Mayorista, S.A.	—	47	—	49	—	71
Universia México, S.A. de C.V.	—	—	—	22	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	88	—	—	—	—
Geoban, S.A.	—	75	—	60	—	—
Aquanima México, S. de R.L. de C.V.	—	53	—	71	—	74
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	7	—	—	—	—
Other	—	34	—	30	—	143

See Note 3 for significant transactions with related parties.